Common Stock (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 09, 2013	Sep. 07, 2013
Equity [Abstract]
Common Stock, Shares Authorized	700,000,000	700,000,000	700,000,000	70,000,000
Common Stock, Shares Issued	266,206,213	266,206,213	229,331,250	227,031,250	22,703,125
Par value	$ 0.001	$ 0.001	$ 0.001
Shares issued during period, shares	23,000,000	46,874,963
Shares issued during period, value	$ 70,000	$ 216,803
Shares issued during period, cash		115,803
Shares issued during period, services		$ 101,000